Net Loss Attributable to Common Stockholders (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Net Loss Attributable to Common Stockholders [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table presents the calculation of basic and diluted net loss per share:

	Three Months Ended March 31,
	2026	2025
Net loss attributable to common stockholders	$(6,941)	$(2,391)
Weighted-average shares outstanding, basic and diluted	29,292,167	25,157,539
Net loss per share, basic and diluted	$(0.24)	$(0.10)

The following table presents the calculation of basic and diluted net loss per share:

	2025	2024
Net loss attributable to common stockholders	$(39,671)	$(30,064)
Weighted-average shares outstanding, basic and diluted	25,623,837	24,785,935
Net loss per share, basic and diluted	$(1.55)	$(1.21)

Schedule of Anti-Dilutive Securities	e following outstanding potential shares of common stock were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	March 31, 2026	March 31, 2025
Redeemable convertible preferred stock	149,616,222	100,608,468
Outstanding stock options	13,503,590	15,667,899
Preferred stock warrants	110,000	220,000
Common stock warrants	7,277,404	7,277,404
Convertible notes	—	7,540,509
SAFE liability	—	24,606,557
Total	170,507,216	155,920,837

The following outstanding potential shares of common stock were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	2025	2024
Redeemable convertible preferred stock	145,182,811	100,608,468
Outstanding stock options	14,162,648	12,773,588
Preferred stock warrants	110,000	220,000
Common stock warrants	7,277,404	7,277,404
Convertible notes	—	7,399,609
SAFE liability	2,769,366	24,473,244
Total	169,502,229	152,752,313